Subsequent Event (Details) € in Thousands		1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 11, 2020	Oct. 31, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€)
Former Chief Executive Officer | Leadership transition
Subsequent Event
Amount of salary and bonus		$ 565,000
RSUs | Former Chief Executive Officer | Leadership transition
Subsequent Event
Share-based payment expense		$ 620,000
Long-Term Incentive Plan (LTIP)
Subsequent Event
Share-based payment expense | €			€ 812	€ 812
Vesting period	10 years
Long-Term Incentive Plan (LTIP) | RSUs | Grant of RSUs
Subsequent Event
RSUs granted		251,500
Vesting period		3 years
Long-Term Incentive Plan (LTIP) | Options | Former Chief Executive Officer | Leadership transition
Subsequent Event
Share-based payment expense		$ 162,000